Lease commitments (Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Schedule of Operating Leases [Line Items]
2019	¥ 14,296
2020	11,375
2021	9,422
2022	8,403
2023	7,247
Thereafter	26,106
Total minimum future rentals	¥ 76,849